Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,250,015
Proposed Maximum Offering Price per Unit	8.59
Maximum Aggregate Offering Price	$ 10,737,628.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,482.87
Offering Note	(1) The shares of common stock will be offered for resale by the selling stockholder pursuant to the prospectus contained herein. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock, or the Common Stock, that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) Consists of 1,250,015 shares of Common Stock issuable upon the exercise of outstanding Pre-Funded Warrants (as defined in the Registration Statement) to purchase shares of Common Stock held by the Selling Stockholder. (3) Estimated solely for the purpose of computing the amount of the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on November 4, 2025 which was approximately $8.59 per share.